RELATED PARTY BALANCES AND TRANSACTIONS (Details - Amount due to related parties) - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Related Party Transaction [Line Items]
Amounts due to related parties	$ 54,323	$ 47,731
Ka Miew Hon [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	10,577	10,577
Wong Sze Chung [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	$ 43,746	$ 37,154